Accumulated retained earnings - Reserves of Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reserve breakdown
Reserves of subsidiaries	€ 36,862	€ 34,568	€ 31,275
Restricted portion of Reserves of subsidiaries	2,777	2,730	2,445
Banco Santander (Brasil) S.A
Reserve breakdown
Reserves of subsidiaries	9,874	8,993	8,408
Santander UK plc
Reserve breakdown
Reserves of subsidiaries	7,724	6,887	6,457
Santander Holding USA, Inc.
Reserve breakdown
Reserves of subsidiaries	4,150	4,091	3,440
Banco Santander (Mexico), S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Reserve breakdown
Reserves of subsidiaries	3,229	3,255	2,977
Banco Santander Totta SA
Reserve breakdown
Reserves of subsidiaries	2,821	2,593	2,165
Banco Santander - Chile
Reserve breakdown
Reserves of subsidiaries	2,764	2,630	2,534
Santander Consumer Finance, S.A.
Reserve breakdown
Reserves of subsidiaries	2,465	2,027	1,549
Banco Santander Rio, S.A.
Reserve breakdown
Reserves of subsidiaries	1,639	1,326	965
Bank Zachodni WBK S.A.
Reserve breakdown
Reserves of subsidiaries	1,093	967	578
Santander Seguros y Reaseguros, Compania Aseguradora, S.A.
Reserve breakdown
Reserves of subsidiaries	638	824	754
Banco Santander (Suisse), S.A.
Reserve breakdown
Reserves of subsidiaries	381	354	346
Santander Investment, S.A.
Reserve breakdown
Reserves of subsidiaries	202	349	367
Cartera Mobiliaria, S.A. SICAV
Reserve breakdown
Reserves of subsidiaries		377	363
Exchange differences, consolidation adjustments and other companies
Reserve breakdown
Reserves of subsidiaries	€ (118)	€ (105)	€ 372